Operating lease and other commitments	3 Months Ended
Mar. 31, 2020
Operating Lease And Other Commitment
NOTE 5 - Operating lease and other commitments

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.37% to 7.05%. The average remaining years for our lease are 0.96 years as of March 31, 2020.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the three months ended March 31, 2020:

(amounts in dollars)	Operation lease right-of-use asset
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(65,307)
Balances as of March 31, 2020	$214,403

The following table provides the changes in the Corporation’s operating lease liability for the three months ended March 31, 2020:

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(67,852)
Other	1,394
Balances as of March 31, 2020	$224,747
Lease liability due within one year	$100,473
Lease liability long term	$124,274

The total future commitment payment amount for above lease is $232,754 comparing an outstanding lease liability of $224,747 as of March 31, 2020. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $60,530 as of March, 31,2020.